Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, and Classification of Depreciation

	December 31, 2020
	Cost $	Accumulated depreciation and impairment(1) $	Net book value $
Leasehold improvements	131,196	65,052	66,144
Computer equipment	24,387	15,056	9,331
Fulfillment robots	5,419	2,005	3,414
Office furniture and equipment	30,716	17,501	13,215
	191,718	99,614	92,104
(1) Included in accumulated depreciation is $16,838 of impairment on leasehold improvements in the year.

	December 31, 2019
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	110,477	24,675	85,802
Computer equipment	18,141	10,989	7,152
Fulfillment robots	3,220	197	3,023
Office furniture and equipment	25,821	10,400	15,421
	157,659	46,261	111,398
The following table illustrates the classification of depreciation in the consolidated statements of operations and comprehensive income (loss):

	Years ended
	December 31, 2020 $	December 31, 2019 $
Cost of revenues	3,160	1,253
Sales and marketing	9,710	4,929
Research and development	19,587	7,940
General and administrative	5,735	2,657
	38,192	16,779